Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(32.04%)	(39.07%)
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	21.99%